Long Term Payable (Details)				1 Months Ended		6 Months Ended
	Nov. 04, 2022 USD ($)	Sep. 22, 2022 USD ($)	Sep. 22, 2022 CNY (¥)	Oct. 27, 2023 USD ($)	Oct. 27, 2023 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Feb. 07, 2023 USD ($)	Feb. 07, 2023 CNY (¥)	Nov. 04, 2022 CNY (¥)
Debt Instrument [Line Items]
Repaid amount						$ 599,760	¥ 4,327,269	$ 953,304	¥ 6,604,779
Outstanding loans						4,972,722					$ 7,693,706
Current portion of loans payable						3,773,019					4,710,644
Loans payable non-current portion						1,199,703					2,983,062
Ronghe [Member]
Debt Instrument [Line Items]
Current portion of loans payable											1,697,425
Prime rate	1.55%
Plant and equipment original cost						6,593,695				¥ 47,917,699
Far East [Member]
Debt Instrument [Line Items]
Proceeds from sale of machine		$ 2,752,092	¥ 20,000,000
Outstanding loans											598,112
Current portion of loans payable											598,112
Loans payable non-current portion
Loan amount	$ 5,504,183													¥ 40,000,000
Plant and equipment original cost						2,878,329
Guizhou [Member]
Debt Instrument [Line Items]
Outstanding loans						1,382,670					1,904,891
Current portion of loans payable						1,021,761					1,001,141
Loans payable non-current portion						360,909					903,750
Plant and equipment original cost						2,064,069				15,000,000
Sales and leaseback				$ 2,064,069	¥ 15,000,000
Debt interest rate percentage				9.13%	9.13%
Repayment of debt financing arrangement						555,276	4,006,314
Mr. Haiping Hu and Zhuhai Zibo [Member]
Debt Instrument [Line Items]
Repaid amount						942,510	6,800,211	1,030,471	7,139,411
Outstanding loans						2,518,368
Current portion of loans payable						1,679,574
Loans payable non-current portion						838,794
Sunrise Guizhou [Member]
Debt Instrument [Line Items]
Repaid amount						747,868	5,395,866	$ 393,833	¥ 2,728,600
Outstanding loans						1,071,684					1,787,700
Current portion of loans payable						1,071,684					1,413,966
Loans payable non-current portion											373,734
Loan amount												$ 2,752,092	¥ 20,000,000
Plant and equipment original cost | ¥										¥ 20,917,392
Long-term facility (in Yuan Renminbi) | ¥							¥ 20,000,000
Account receivable
Sunrise Guizhou [Member] | Ronghe [Member]
Debt Instrument [Line Items]
Outstanding loans											3,403,003
Loans payable non-current portion											$ 1,705,578
Zhongguancun [Member] | Sunrise Guizhou [Member]
Debt Instrument [Line Items]
Interest rate												9.61%	9.61%
Long-Term Debt [Member] | Guizhou [Member]
Debt Instrument [Line Items]
Interest rate		11.98%	11.98%